TelevisaUnivision Transaction, Spun-off Businesses, and Acquisition of Non-controlling Interest in Sky	12 Months Ended
Dec. 31, 2024
TelevisaUnivision Transaction, Spun-off Businesses, and Acquisition of Non-controlling Interest in Sky
TelevisaUnivision Transaction, Spun-off Businesses, and Acquisition of Non-controlling Interest in Sky
3.	TelevisaUnivision Transaction, Spun-off Businesses, and Acquisition of Non-controlling Interest in Sky

TelevisaUnivision Transaction

On April 13, 2021, the Company and Univision Holdings, Inc. (“UHI”) announced a transaction agreement (the “Transaction Agreement”) in which the Group’s content and media assets would be combined with Univision Holdings II, Inc. (“UH II,” the successor company of UHI), and the Group would continue to participate in UH II, with an equity stake of approximately 45% following the closing of the transaction. The Group would also retain ownership of its Cable, Sky and Other Businesses segments, as well as the main real estate associated with the production facilities, the broadcasting concessions and transmission infrastructure in Mexico. The Group would contribute to UH II the net assets specified in the Transaction Agreement, including, subject to certain exceptions, its Content business, for a total value of U.S.$4,500 million, comprised of U.S.$3,000 million in cash, U.S.$750 million in common stock of UH II and U.S.$750 million in preferred stock of UH II, with an annual dividend of 5.5%. In connection with this transaction, UH II would receive all assets, intellectual property and library related to the News division of the Group’s Content business but would outsource production of news content for Mexico to a company owned by the Azcárraga family. The combination was approved by each of the Board of Directors of the Company, the Board of Directors of UHI, and the Stockholders of the Company in the first half of 2021. The transaction was subject to customary closing conditions, including receipt of regulatory approvals primarily in the United States and Mexico, among others. On September 14, 2021, the IFT announced its approval of this transaction. On January 24, 2022, the Company and UH II announced that all required regulatory approvals for the transaction had been received. On January 31, 2022, the Group, TelevisaUnivision (formerly known as UH II) and other parties closed the TelevisaUnivision Transaction, and the Group recognized an income from disposition of discontinued operations in the aggregate amount of Ps.93,066,741 in its consolidated statement of income or loss for the year ended December 31, 2022, comprising a consideration in cash received from TelevisaUnivision in the aggregate amount of U.S.$2,971.3 million (Ps.61,214,741), a consideration in common and preferred stock of TelevisaUnivision, in the aggregate amount of U.S.$1,500.0 million (Ps.30,912,000), and a cash consideration received from Tritón Comunicaciones, S.A. de C.V. (“Tritón”) a company owned by the Azcárraga family, in the amount of Ps.940,000, related to the rights for the production of news content for Mexico. Also, in connection with the TelevisaUnivision Transaction, the Group (i) began to present and disclose the results of operations of its disposed businesses as discontinued operations in its consolidated statements of income or loss for any comparative prior period and for the month ended January 31, 2022; (ii) recognized a net gain (loss) on disposition of discontinued operations of Ps.56,065,530 and Ps.(1,943,647), for the years ended December 31, 2022 and 2021, respectively; and (iii) recognized as deferred revenue a prepayment made by TelevisaUnivision in the aggregate amount of U.S.$276.2 million (Ps.5,729,377), for the use of concession rights owned by the Group, which was classified as current and non-current liabilities in the Group’s consolidated statement of financial position (see Notes 2, 10, 20, 26 and 28).

Spun-off Businesses

On October 27, 2022, the Board of Directors of the Company approved a proposal to separate from the Group through a spin-off of certain businesses that were part of its former Other Businesses segment (the “Spin-off”), including its fútbol operations, the Azteca Stadium, the gaming operations, and publishing and distribution of magazines, as well as certain related assets and liabilities (“Spun-off Businesses”), which was approved by the Company’s stockholders on April 26, 2023. This proposal was carried out through the Spin-off on January 31, 2024, by creating a new controlling entity of the Spun-off Businesses, Ollamani, S.A.B. (“Ollamani”), which at the time of the Spin-off had the same shareholding structure as the Company. The Group and Ollamani obtained all required corporate and regulatory authorizations for the Spin-off, and the shares of Ollamani began trading separately from the Company on the Mexican Stock Exchange on February 20, 2024, in the form of CPOs, under the ticker symbol “AGUILAS CPO”. Beginning in the first quarter of 2024, the Group began presenting the results of operations of the Spun-off Businesses as discontinued operations in its consolidated statements of income for the period of one month ended January 31, 2024, and for any comparative periods presented (see Notes 17, 26 and 28).

The carrying amount of consolidated net assets of the Group’s Spun-off Businesses as of December 31, 2023, represented 4.5% of the Group’s consolidated equity as of that date. The segment revenues and segment income of the Group’s Spun-off Businesses for the year ended December 31, 2023, represented 8.3% and 4.7%, respectively, of the Group’s total segment revenues and total segment income, respectively, for that year.

Acquisition of Non-controlling Interest in Sky

In April 2024, the Group reached an agreement with AT&T Inc. (“AT&T”) for the acquisition of its non-controlling interest in the Group’s Sky segment, to become owner of 100% of the equity stock of Sky. In June 2024, the Group received approval from the IFT for this transaction and acquired the 41.3% interest in Sky previously held by AT&T. As part of this agreement, the transaction price will be paid by the Group in 2027 and 2028 (see Notes 2 (b), and 19).